INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES	NOTE 8:- INVENTORIES
	December 31,
	2011	2010

Raw materials	$113	$147
Work in progress	96	317
Finished products	5,579	4,058

Total	$5,788	$4,522